United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 6/30/01

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     July 25, 2001

Report Type  (Check Only One.):
[x]  		3F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Entry Total:  78,444 (thousands)




Form 13F InformationTable















TITLE











OF

VALUE
SHARES/

SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT

PRN CALL
DSCRETN
MNGS
SOLE SHARED NONE










VIACOM INC
CL B
925524 30 8
4,157
80,320

sh
sole
none
            x
INTERNATIONAL BUSINESS MACHS
COM
459200 10 1
4,101
36,293

sh
sole
none
            x
FEDEX CORP
COM
31428X 10 6
3,397
84,514

sh
sole
none
            x
MERCK & CO INC
COM
589331 10 7
2,665
41,693

sh
sole
none
            x
BOEING CO
COM
097023 10 5
2,469
44,405

sh
sole
none
            x
GENERAL GROWTH PPTYS INC
COM
370021 10 7
2,366
60,112

sh
sole
none
            x
EXXON MOBIL CORP
COM
30231G 10 2
2,200
25,187

sh
sole
none
            x
PFIZER INC
COM
717081 10 3
2,197
54,858

sh
sole
none
            x
VERIZON
COM
92343V 10 4
2,178
40,711

sh
sole
none
            x
JOHNSON & JOHNSON
COM
478160 10 4
2,151
43,010

sh
sole
none
            x
GENERAL ELEC CO
COM
369604 10 3
2,133
43,763

sh
sole
none
            x
PEPSICO INC
COM
713448 10 8
2,069
46,820

sh
sole
none
            x
AMERICAN INTL GROUP INC
COM
026874 10 7
2,065
24,017

sh
sole
none
            x
GENERAL MTRS CORP
COM
370442 10 5
1,976
30,709

sh
sole
none
            x
MEDTRONIC INC
COM
585055 10 6
1,793
38,980

sh
sole
none
            x
BLACK & DECKER CORP
COM
091797 10 0
1,653
41,880

sh
sole
none
            x
ABBOTT LABS
COM
002824 10 0
1,610
33,525

sh
sole
none
            x
DU PONT EI DE NEMOURS & CO
COM
263534 10 9
1,550
32,130

sh
sole
none
            x
DELTA  AIR LINES INC DEL
COM
247361 10 8
1,498
33,977

sh
sole
none
            x
AFLAC INC
COM
001055 10 2
1,423
45,183

sh
sole
none
            x
CISCO SYS INC
COM
17275R 10 2
1,394
76,618

sh
sole
none
            x
GOODRICH B F CO
COM
382388 10 6
1,375
36,205

sh
sole
none
            x
HERSHEY FOODS CORP
COM
427866 10 8
1,323
21,432

sh
sole
none
            x
SARA LEE CORP
COM
803111 10 3
1,274
67,244

sh
sole
none
            x
UNISYS CORP
COM
909214 10 8
1,250
84,985

sh
sole
none
            x
CMS ENERGY CORP
COM
125896 10 0
1,224
43,942

sh
sole
none
            x
PITNEY BOWES
COM
724479 10 0
1,193
28,315

sh
sole
none
            x
BELLSOUTH CORP
COM
079860 10 2
1,174
29,155

sh
sole
none
            x
BP AMOCO PLC
SPONSORED ADR
055622 10 4
1,115
22,361

sh
sole
none
            x
TEXTRON INC
COM
883203 10 1
1,095
19,900

sh
sole
none
            x
PROCTOR & GAMBLE CO
COM
742718 10 9
1,090
17,085

sh
sole
none
            x
COOPER INDUSTRIES INC
COM
216669 10 1
1,056
26,670

sh
sole
none
            x
BELDEN INC
COM
077459 10 5
1,048
39,190

sh
sole
none
            x
PHILIP MORRIS COS INC
COM
718154 10 7
1,038
20,460

sh
sole
none
            x
FORTUNE BRANDS INC
COM
349631 10 1
982
25,611

sh
sole
none
            x
VALLEY NATIONAL BANK
COM
919794 10 7
920
32,462

sh
sole
none
            x
ASTRAZENECA PLC
SPONSORED ADR
046353 10 8
845
18,085

sh
sole
none
            x
PHILADELPHIA SUBURBAN CORP
COM
718009 60 8
787
30,849

sh
sole
none
            x
WASHINGTON REAL ESTATE INVT
SH BEN INT
939653 10 1
752
31,819

sh
sole
none
            x
ARTESIAN RESOURCES CORP
CL A
043113 20 8
706
26,176

sh
sole
none
            x
JP MORGAN CHASE & CO
COM
46625h 10 0
690
15,466

sh
sole
none
            x
MOORE LTD
COM
615785 10 2
681
125,700

sh
sole
none
            x
HOME DEPOT INC
COM
437076 10 2
679
14,585

sh
sole
none
            x
ELAN PLC
ADR
284131 20 8
623
10,220

sh
sole
none
            x
NISOURCE INC
COM
65473P 10 5
619
22,632

sh
sole
none
            x
ROYAL DUTCH PETE CO
NY REG GLD 1.25
780257 80 4
607
10,415

sh
sole
none
            x
SAFEWAY INC
COM NEW
786514 20 8
531
11,070

sh
sole
none
            x
MOTOROLA INC
COM
620076 10 9
528
31,908

sh
sole
none
            x
CITIGROUP INC
COM
172967 10 1
504
9,542

sh
sole
none
            x
BRISTOL MYERS SQUIBB CO
COM
110122 10 8
458
8,762

sh
sole
none
            x
UNIVERSAL FST PPRODS INC
COM
913543 10 4
449
19,950

sh
sole
none
            x
DELPHI AUTOMOTIVE SYSTEM
COM
247126 10 5
439
27,531

sh
sole
none
            x
COMPAQ COMPUTER CORP
COM
204493 10 0
437
28,200

sh
sole
none
            x
TELLABS INC
COM
879664 10 0
437
22,535

sh
sole
none
            x
O M GROUP INC.
COM
670872 10 0
403
7,160

sh
sole
none
            x
SBC COMMUNICATIONS INC
COM
78387G 10 3
397
9,909

sh
sole
none
            x
OTTER TAIL PWR CO
COM
689648 10 3
356
12,840

sh
sole
none
            x
GILLETTE CO
COM
375766 10 2
355
12,240

sh
sole
none
            x
MICROSOFT
COM
594918 10 4
312
4,280

sh
sole
none
            x
LUCENT TECHNOLOGIES INC
COM
549463 10 7
305
49,266

sh
sole
none
            x
WORLDCOM INC GA NEW
COM
98157D 10 6
276
19,411

sh
sole
none
            x
AOL TIME WARNER
COM
00184A 10 5
275
5,192

sh
sole
none
            x
XEROX CORP.
COM
984121 10 3
256
26,729

sh
sole
none
            x
SENSIENT TECHNOLOGIES
COM
81725T 10 0
228
11,090

sh
sole
none
            x
AMR CORP
COM
001765 10 6
220
6,100

sh
sole
none
            x